Investments in Affiliated Companies - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended			0 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Oct. 31, 2012 After additional issue of voting preferred stocks	Oct. 31, 2012 Before additional issue of voting preferred stocks	Mar. 31, 2014 Philippine Long Distance Telephone Company JPY (¥)	Mar. 31, 2013 Philippine Long Distance Telephone Company JPY (¥)	Oct. 31, 2012 Philippine Long Distance Telephone Company	Nov. 30, 2011 Philippine Long Distance Telephone Company JPY (¥)	Mar. 31, 2008 Philippine Long Distance Telephone Company	Feb. 28, 2008 Philippine Long Distance Telephone Company JPY (¥)	Mar. 31, 2014 Tata Teleservices Limited JPY (¥)	Mar. 31, 2013 Tata Teleservices Limited JPY (¥)	Mar. 25, 2009 Tata Teleservices Limited JPY (¥)	Apr. 25, 2014 Tata Teleservices Limited Subsequent Event INR	Apr. 25, 2014 Tata Teleservices Limited Subsequent Event JPY (¥)
Investments in and Advances to Affiliates [Line Items]
Equity method investment, acquired ownership percentage											7.00%			26.00%
Equity method investment, aggregate cost									¥ 19,519		¥ 98,943	¥ 14,424		¥ 252,321	72,500	¥ 126,200	[1]
Equity method investment, ownership percentage									20.00%	21.00%	13.00%	26.50%
Percentage of NTT's voting rights				12.00%	20.00%
Percentage of foreign ownership interests limit								40.00%
Investments in and advances to affiliates, total	169,705	150,972				154,613	140,482
Investments in and advances to affiliates, related market value	307,973	343,694				277,025	303,601
Equity method investment, other than temporary impairment charges												51,244	6,813
Number of shares held by NTT Docomo															1,248,974,378	1,248,974,378
Percentage of interest of NTT Docomo in TTSL															26.50%	26.50%
Shares as a percentage of acquisition price															50.00%	50.00%
Weighted average cost of capital	12.60%
Equity method investment, other than temporary, and an impairment loss after tax	51,279	25,913
Exchange rate for one rupee	1.74
Share of undistributed earnings of affiliated companies included in consolidated retained earnings	100,976	76,040	68,779
Equity method investment, difference between carrying values and underlying equity	¥ 260,664	¥ 307,348

[1]	1 rupee = ¥1.74 as of May 31, 2014